Statutory Reserve	12 Months Ended
Dec. 31, 2022
Statutory Reserve [Abstract]
STATUTORY RESERVE

NOTE 15 – STATUTORY RESERVE

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). As of December 31, 2022 and 2021, the balance of total statutory reserves was $836,215 and $767,207, respectively.